Leases (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Leases Text Block [Abstract]
Depreciation, right-of-use assets	$ 69,165	$ 6,544	$ 12,666
Lease terms	1 year
Rental expense	$ 31,003	$ 52,660	$ 15,703